Summary of Acquisitions	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Summary of Acquisitions

Stellacure GmbH

In March 2010, the Company acquired 138,712 Series B Shares of Stellacure, GmbH, which represents an ownership percentage of 51%, a German Limited Liability Company that is in the business of collecting, processing, and storing cord blood samples. The purchase price paid by the Company was EUR 501,000 (approximately $660,000). Stellacure operates primarily in Germany; however, it established sales channels in Spain and Italy in 2009. The Company intends to utilize these markets for immediate market penetration and an opportunity for growth throughout Europe.

In connection with the acquisition, the Company acquired the following assets and liabilities at fair value:

Cash	$466,735
Accounts receivable	183,274
Investments and other receivables	208,474
Prepaid expenses	7,424
Property and equipment**	52,302
Other assets	149,036
Total Assets	$1,067,245

Accounts payable	$406,115
Accrued expenses	334,994
Deferred revenue	206,862
Total Liabilities	$947,971

Given that Stellacure has operated at a loss for the past several years, has negative working capital as of the acquisition date, and has a limited operating history, the Company determined that the fair value of any intangible assets identified as well as the non-controlling interest was $0.  As such, the Company recorded a charge of $820,471 to its consolidated statement of operations relating to the acquisition because the costs incurred in the acquisition were akin to a startup cost for the Company’s expansion into Europe.

In connection with the purchase of the shares of Stellacure, the Company entered into a commitment to purchase the shares of Stellacure from the remaining holders, at the option of the holders, in either cash, shares of the Company, or a combination of both.  The commitment price is defined in the shareholder agreement and is based on a formula that considers a multiple of revenue and earnings of Stellacure. Should the Company pay the commitment price in shares of its common stock, it is required under the agreement that the holders be given stock equal to 110% of the commitment price. The commitment commences in 2012 and expires in 2014.  The Company valued this commitment as of December 31, 2010, based on the recent earnings activity of Stellacure, and determined that the value of the commitment was $0.

Biocordcell Argentina S.A.

 In September 2010, the Company entered into a Stock Purchase Agreement (the “Agreement”), with the Shareholders of Biocordcell Argentina S.A., a corporation organized under the laws of Argentina (‘Bio”), providing for the Company’s acquisition of 50.1% of the outstanding shares of Bio (the “Shares).

Under the Agreement, the Company paid $315,000 in cash at the closing, and paid an additional $410,000 in October, 2010, $150,000 of which is part of the fixed portion of the purchase price for the shares, for a total minimum purchase price of $525,000. The remaining $200,000 of this payment represents advances against the contingent payments due based on Bio’s 2010 and 2011 net income performances.

The Agreement provides that the Shareholders are to be paid contingent “earn-out” compensation in 2011 based on achieving certain levels of net income in 2010; and additional contingent “earn-out” compensation in 2012 based on achieving certain levels of net income in 2011.

The earn-out provisions are as follows for Bio’s 2010 fiscal year, which ends December 31, 2010:

●	If Bio net profits exceed $186,000 in 2010, the Company has agreed to pay an additional earn-out of $700,000 to the Shareholders, plus the Shareholders will retain the $100,000 payment advanced on October 20, 2010 toward the 2010 earn-out, and the Shareholders will be entitled to be paid 20% of the amount by which 2010 Bio net income exceeds $186,000.

●	If Bio net profits exceed $139,500 in 2010 but do not reach $186,000, the Company has agreed to pay an additional earn-out of $700,000 to the Shareholders, plus the Shareholders will retain the $100,000 payment advanced on October 20, 2010 toward the 2010 earn-out, but will not be entitled to be paid a percentage of Bio net income.

●	If Bio net profits exceed $93,000 in 2010 but do not reach $139,500, the Company has agreed to pay an additional earn-out of $500,000 to the Shareholders, plus the Shareholders will retain the $100,000 payment advanced on October 20, 2010 toward the 2010 earn-out, but will not be entitled to be paid a percentage of Bio net income.

●	If Bio net profits do not equal $93,000 in 2010, no additional earn-out will be paid to the shareholders in 2011 for 2010, and the Shareholders are obligated to return to the Company, a sum equal the $100,000 payment advanced on October 20, 2010, toward the Shareholders’ 2010 earn-out, along with interest, but less actual net profits earned by Bio in 2010.

 The earn-out provisions are as follows for Bio’s 2011 fiscal year, which ends on December 31, 2011:

●	If Bio net profits exceed $577,000 in 2011, the Company has agreed to pay an additional earn-out of $705,000 to the Shareholders, plus the Shareholders will retain the $100,000 payment advanced on October 20, 2010 toward the 2011 earn-out, and the Shareholders will be entitled to be paid 20% of the amount by which 2011 Bio net income exceeds $577,000.

●	If Bio net profits exceed $432,750 in 2011 but do not reach $577,000, the Company has agreed to pay an additional earn-out of $705,000 to the Shareholders, plus the Shareholders will retain the $100,000 payment advanced on October 20, 2010 toward the 2011 earn-out, but will not be entitled to be paid a percentage of Bio net income.

●	If Bio net profits exceed $288,500 in 2011 but do not reach $432,750, the Company has agreed to pay an additional earn-out of $350,000 to the Shareholders, plus the Shareholders will retain the $100,000 payment advanced on October 20, 2010 toward the 2011 earn-out, but will not be entitled to be paid a percentage of Bio net income.

●	If Bio net profits do not equal $288,500 in 2011, no additional earn-out will be paid to the shareholders in 2012 for 2011, and the Shareholders are obligated to return to the Company, the $100,000 payment advanced on October 20, 2010, toward the Shareholders’ 2011 earn-out, along with interest, but less actual net profits earned by Bio in 2010.

The Agreement provides that the Shares purchased will be converted into Class Preferred A shares which in event of liquidation will have a right to a priority return of capital  equal to the purchase price paid for the Shares after the payment of all Bio creditors, and then will share pro rata in any remaining capital of Bio. The Shares are pledged by the Company to secure its performance under the Agreement, and the Company is given a first right of refusal in the even the Shareholders proposed to sell their remaining shares.

In connection with the acquisition, the Company acquired the following assets and liabilities at fair value:

Cash	$134,695
Accounts receivable	106,107
Property and equipment**	60,204
Customer contracts and relationships	1,662,242
Goodwill	244,053
Total Assets	$2,223,338

Accounts payable	$30,567
Accrued expenses	259,620
Total Liabilities	$290,187

In connection with the acquisition of Bio, the Company recognized non-controlling interest amount of $974,999, representing its acquisition date fair value, based on management’s estimate. At the acquisition date, the Company estimated the total purchase price of Biocordcell to be $975,000. As of December 31, 2010 the Company recognized an additional $250,000 for the contingent “earn-out” compensation. It is reasonably possible that as Biocordcell’s operating results for 2011 become more apparent, the Company may have to revise their estimate of the contingent statements “earn-out” for 2011.

The Stellacure and Biocordcell acquisitions, individually and in aggregate, did not meet the definition of a significant subsidiary. As such, pro-forma financial were not deemed necessary and considered immaterial.